Income Taxes - Components of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Deferred tax assets
Tax losses carried forward				¥ 740,304	$ 104,270	¥ 1,472,388
Carryforwards of non-deductible advertising expenses and donations				346,089	48,746	79,608
Others				156,199	22,000	58,994
Less: valuation allowance				(860,933)	(121,260)	(531,313)
Total deferred tax assets				381,659	53,756	1,079,677
Deferred tax liabilities
Total deferred tax liabilities				(170,750)	(24,050)	(47,672)
Unrecognized tax benefit on interest expenses	$ 0	$ 0	$ 0
Unrecognized tax benefit on accumulated interest expense					0		$ 0
Mainland China
Deferred tax liabilities
Taxable losses				¥ 2,244,328	$ 316,107	¥ 5,744,189
Minimum
Deferred tax liabilities
Period for extension	5 years
Maximum
Deferred tax liabilities
Period for extension	10 years